Working capital - Analysis of provisions for obsolescence of inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Classes of inventory [Line Items]
Balance at beginning of the year	£ 96	£ 98	£ 63
Exchange differences	6	(8)	0
Income statement charge	6	20	47
Utilised	(13)	(14)	(12)
Sale of businesses	(1)	0	0
Ending balance	£ 94	£ 96	£ 98